Financial Instruments	12 Months Ended
Jan. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments [Text Block]

10. Financial Instruments

The Company's financial assets and liabilities are carried at amortized cost and belong to Level 2 of the fair value hierarchy. During the year ended January 31, 2023 there were no transfers between the level of fair value hierarchy. The carrying amounts of these financial instruments are approximately estimate their fair values due to their short-term nature.

Financial risk management and objectives

The Company's activities expose it to a variety of financial risks: credit risk, liquidity risk, and market risk.

The Company thoroughly examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. Where material, these risks are reviewed and monitored by the Board of Directors.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk as during the year ended January 31, 2023, one customer represented 95% of the total revenue and represented 86% of the total accounts receivable. (January 31, 2022: one customer represented 100% of total revenue and 100% of total receivable)

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company's liquidity and operating results may be adversely affected if its access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or matters specific to the Company. The Company generates cash flows primarily from its financing activities.

The Company manages its liquidity needs by carefully monitoring scheduled costs. Liquidity is measured in various time bands, on day to day and week-to-week basis, as well as on long term liquidity needs over 180 day to 360 day look out periods. Funding for long term liquidity needs is based on the ability of the Company to successfully complete private placements.

The carrying amount of the company's financial liabilities approximates their contractual undiscounted cash flows and due within 0 to 12 month as of January 31, 2023 and January 31, 2022.

As at January 31, 2023, the Company had cash and cash equivalents of $79,250 to settle current liabilities of $871,124 (as at January 31, 2022: cash and cash equivalents of $211,302 to settle current liabilities of $349,672.

Market Risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, commodity and equity prices, and foreign exchange rates.

(a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to significant interest rate risk.

(b) Price risk

The Company is not exposed to significant price risk as it does not possess investments in publicly traded securities.

(c) Currency risk

Currency risk is the risk that the fair value of future cash flows of a financial instrument denominated in a foreign currency will fluctuate because of changes in foreign exchange rates. The Company is not exposed to any significant currency risk.